Basis of Presentation and General Information (Details) - $ / shares	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Apr. 15, 2021
Related Party Transaction [Line Items]
Common stock, shares authorized			1,000,000,000			1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value			$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Common stock, shares authorized	500								500
Common stock, par value	$ 0.01								$ 0.01
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | C Transport Maritime LTD
Related Party Transaction [Line Items]
Concentration Risk, Percentage	37.00%		38.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Vitera Chartering
Related Party Transaction [Line Items]
Concentration Risk, Percentage	28.00%		29.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Reachy International
Related Party Transaction [Line Items]
Concentration Risk, Percentage	25.00%		28.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Cargill International S.A.
Related Party Transaction [Line Items]
Concentration Risk, Percentage		37.00%		34.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Phaethon International Co AG.
Related Party Transaction [Line Items]
Concentration Risk, Percentage		33.00%		34.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Uniper Global Commodities, Dusseldorf GE
Related Party Transaction [Line Items]
Concentration Risk, Percentage		11.00%		22.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Crystal Sea Shipping Co., Limited
Related Party Transaction [Line Items]
Concentration Risk, Percentage		20.00%		10.00%	12.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Hadson Shipping Lines Inc.
Related Party Transaction [Line Items]
Concentration Risk, Percentage					30.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Glencore Agriculture BV
Related Party Transaction [Line Items]
Concentration Risk, Percentage					22.00%